FIDELITY


(registered trademark)
CONTRAFUND
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   37    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  41    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 6   PAST 1   PAST 5    PAST 10
                                       MONTHS   YEAR     YEARS     YEARS

Fidelity Contrafund                    11.22%   24.31%   149.72%   443.88%

Fidelity Contrafund (incl. 3% sales    7.88%    20.58%   142.22%   427.57%
charge)

S&P 500(registered trademark)          20.61%   34.70%   146.59%   292.69%

Growth Funds Average                   14.28%   23.96%   121.62%   243.77%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 840 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                   PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity Contrafund                           24.31%   20.09%   18.45%

Fidelity Contrafund (incl. 3% sales charge)   20.58%   19.36%   18.09%

S&P 500                                       34.70%   19.78%   14.64%

Growth Funds Average                          23.96%   16.90%   12.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30       9700.00                    10000.00
  1987/07/31      10173.34                    10507.00
  1987/08/31      10543.78                    10898.91
  1987/09/30      10331.12                    10660.22
  1987/10/31       7347.03                     8364.01
  1987/11/30       6942.29                     7674.82
  1987/12/31       7353.89                     8258.87
  1988/01/31       7827.23                     8606.57
  1988/02/29       8183.95                     9007.64
  1988/03/31       8197.67                     8729.30
  1988/04/30       8362.31                     8826.20
  1988/05/31       8245.69                     8902.98
  1988/06/30       8643.56                     9311.63
  1988/07/31       8705.30                     9276.25
  1988/08/31       8513.22                     8960.85
  1988/09/30       8863.08                     9342.59
  1988/10/31       9096.32                     9602.31
  1988/11/30       9027.72                     9465.00
  1988/12/31       8899.84                     9630.63
  1989/01/31       9490.82                    10335.60
  1989/02/28       9434.53                    10078.24
  1989/03/31       9934.05                    10313.06
  1989/04/30      10574.28                    10848.31
  1989/05/31      11123.04                    11287.67
  1989/06/30      11052.69                    11223.33
  1989/07/31      12065.79                    12236.79
  1989/08/31      12410.53                    12476.64
  1989/09/30      12649.73                    12425.48
  1989/10/31      12269.82                    12137.21
  1989/11/30      12551.24                    12384.81
  1989/12/31      12740.29                    12682.05
  1990/01/31      12064.55                    11831.08
  1990/02/28      12315.10                    11983.70
  1990/03/31      12580.84                    12301.27
  1990/04/30      12451.77                    11993.74
  1990/05/31      13628.61                    13163.13
  1990/06/30      13803.24                    13073.62
  1990/07/31      13545.10                    13031.78
  1990/08/31      12489.73                    11853.71
  1990/09/30      11965.85                    11276.43
  1990/10/31      12026.59                    11227.94
  1990/11/30      12740.29                    11953.27
  1990/12/31      13241.75                    12286.77
  1991/01/31      14531.58                    12822.47
  1991/02/28      15630.61                    13739.28
  1991/03/31      16546.46                    14071.77
  1991/04/30      16638.05                    14105.54
  1991/05/31      17698.92                    14714.90
  1991/06/30      16706.74                    14040.96
  1991/07/31      17889.72                    14695.26
  1991/08/31      18790.31                    15043.54
  1991/09/30      18843.74                    14792.31
  1991/10/31      19385.62                    14990.53
  1991/11/30      18362.91                    14386.41
  1991/12/31      20513.92                    16032.22
  1992/01/31      21098.89                    15734.02
  1992/02/29      21783.57                    15938.56
  1992/03/31      21192.39                    15627.76
  1992/04/30      21422.29                    16087.22
  1992/05/31      21652.20                    16166.04
  1992/06/30      21126.70                    15925.17
  1992/07/31      21660.41                    16576.51
  1992/08/31      21258.08                    16236.69
  1992/09/30      21619.36                    16428.28
  1992/10/31      22103.80                    16485.78
  1992/11/30      23171.22                    17047.95
  1992/12/31      23774.39                    17257.64
  1993/01/31      24527.34                    17402.60
  1993/02/28      24689.15                    17639.28
  1993/03/31      25868.99                    18011.46
  1993/04/30      26043.78                    17575.59
  1993/05/31      27075.04                    18046.61
  1993/06/30      27083.78                    18098.95
  1993/07/31      27380.93                    18026.55
  1993/08/31      28709.33                    18709.76
  1993/09/30      28770.51                    18565.69
  1993/10/31      29023.96                    18950.00
  1993/11/30      27931.52                    18769.98
  1993/12/31      28868.33                    18997.10
  1994/01/31      29776.32                    19643.00
  1994/02/28      29562.68                    19110.67
  1994/03/31      28393.75                    18277.45
  1994/04/30      28742.54                    18511.40
  1994/05/31      28582.28                    18814.98
  1994/06/30      27479.34                    18354.02
  1994/07/31      28035.53                    18956.03
  1994/08/31      29204.46                    19733.23
  1994/09/30      28817.96                    19249.76
  1994/10/31      29638.09                    19682.88
  1994/11/30      28290.05                    18966.03
  1994/12/31      28544.58                    19247.30
  1995/01/31      28082.66                    19746.38
  1995/02/28      29213.89                    20515.90
  1995/03/31      30279.12                    21121.32
  1995/04/30      31646.02                    21743.34
  1995/05/31      32409.60                    22612.42
  1995/06/30      34464.65                    23137.71
  1995/07/31      37104.18                    23904.96
  1995/08/31      37594.38                    23964.96
  1995/09/30      38282.54                    24976.28
  1995/10/31      37584.95                    24887.12
  1995/11/30      38574.77                    25979.66
  1995/12/31      38900.57                    26480.03
  1996/01/31      39780.49                    27381.41
  1996/02/29      40023.01                    27635.23
  1996/03/31      41133.86                    27901.36
  1996/04/30      42406.49                    28312.63
  1996/05/31      42762.39                    29042.81
  1996/06/30      42438.85                    29153.46
  1996/07/31      40454.41                    27865.46
  1996/08/31      41996.66                    28453.15
  1996/09/30      43722.26                    30054.49
  1996/10/31      45124.30                    30883.39
  1996/11/30      47745.05                    33217.87
  1996/12/31      47434.16                    32559.82
  1997/01/31      49279.76                    34594.16
  1997/02/28      47985.57                    34865.38
  1997/03/31      46738.45                    33432.76
  1997/04/30      47791.07                    35428.69
  1997/05/31      50662.88                    37585.59
  1997/06/30      52756.67                    39269.43
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on June 30, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $52,757 - a 427.57% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Will Danoff, Portfolio Manager of Fidelity Contrafund
Q. HOW DID THE FUND PERFORM, WILL?
A. Results were disappointing. For the six months that ended June 30, 1997, the fund returned 11.22%. This was worse than the 14.28% return for the growth funds average, as tracked by Lipper Analytical Services, and the 20.61% return of the Standard & Poor's 500 Index over the same period. From a 12-month perspective, the fund returned 24.31% as of June 30, 1997, while the peer group and index returned 23.96% and 34.70%, respectively. As a fellow shareholder of the fund, I consider this performance to be unsatisfactory and I'm working as hard as ever with Fidelity's research staff to find stocks that can help boost second-half performance.
Q. WHAT FACTORS WERE BEHIND THE FUND'S UNDERPERFORMANCE RELATIVE TO THE S&P
500?
A. A primary reason was the narrowness of the market. By that I mean that the market's advance was concentrated chiefly among stocks of the largest companies in the index. To illustrate, shares of the 100 largest S&P 500 stocks appreciated approximately 25% over the past six months, while the 100 smallest stocks in the index rose only around 15%. This phenomenon hurt the fund, which tends to emphasize small- and mid-sized companies.
Q. WHAT TRIGGERED THE STRONG RUN BY LARGE-CAPS?
A. Many of the big stocks continued to appreciate sharply due to increases in their price-to-earnings (P/E) ratios - a measure of how much an investor pays for each dollar of a company's earnings. This occurred as inflation remained low and the country's budget deficit fell, both factors that produced lower interest rate levels. Additionally, favorable economic conditions and an emphasis on increasing efficiency generated strong corporate earnings growth. The high P/E's we've seen reflect the market's great expectations on two fronts: that inflation - and interest rates - will remain low and that earnings growth will stay strong. This is a hard balance to maintain, but the economy has succeeded thus far.
Q. WERE THERE ANY OTHER SPECIFIC FACTORS THAT HAD A NEGATIVE EFFECT ON THE FUND'S RETURN?
A. The fund's underweighting in health care stocks relative to the index - health care stocks make up around 11% of the index, while they comprised just 4% of the fund - hurt performance. With governments throughout the world attempting to limit health care expenditure growth and U.S. health maintenance organizations (HMOs) trying to contain industry costs, I thought the industry would suffer a slowdown. Unfortunately, many health care stocks - particularly pharmaceuticals - continued to perform well, rising about 23% during the period. Thus, my strategy of underweighting these stocks hurt the fund's return.
Q. ASIDE FROM HEALTH STOCKS, HOW DID OTHER SECTORS PERFORM DURING THE
PERIOD?
A. The finance sector, which accounted for around 14% of the fund's assets at the end of the period, rose approximately 23%. This strong showing was due largely to falling interest rates, excellent expense control and continuing industry consolidation. Some financial stocks held by the fund included American International Group, a leading insurer with operations in Asia; Washington Mutual, a rapidly growing West Coast thrift, and First Bank Systems, a Minneapolis bank with the lowest expense ratio in the industry and a recent acquiror of another stock in Contrafund's portfolio, U.S. Bancorp. On the other hand, the fund's energy exploration and production positions were hurt by falling oil and natural gas prices. These declining commodity prices caused the earnings estimates and P/E's of many energy-related stocks to tumble, and as of period end, the fund's exposure to these stocks had fallen from around 23% six months ago to approximately 13%. I retained my investments in the energy service and drilling subsectors, where earnings were promising. Low capital investment in the energy sector has resulted in a tight supply of oil service equipment. Some stocks that benefited from this positive trend included Schlumberger, Halliburton, ENSCO International and Smith International, all top 25 positions within the portfolio.
Q. DID YOU PLAY ANY PARTICULAR THEMES DURING THE PERIOD?
A. One area that holds promise is the cable television industry. These stocks have performed poorly over the last four years as subscriber growth slowed and government regulation restricted the industry's ability to raise prices. As a result, the market still holds an overly pessimistic view of this group. But the increased popularity of the Internet may provide a huge opportunity for these companies to reaccelerate their growth. Many cable TV companies are offering access to the "information superhighway" at dramatically faster speeds than is currently available over telephone wires. As more and more individuals and companies rely on the Internet for low-cost communication, offering faster transmission speeds could benefit the cable TV industry and help turn its fortunes around. Two other groups that should benefit from the Internet's popularity are the technology and telecommunications sectors. Two of the fund's top positions - Lucent Technologies and Alcatel - are leading providers of the equipment being used to improve the Internet's operating efficiency.
Q. WHAT'S YOUR OUTLOOK?
A. As I mentioned, the biggest stocks in the S&P 500 are quite expensive, a trend that could continue for several years. If it does, I'll continue my contrarian approach of looking for undervalued, out-of-favor companies that are growing their earnings rapidly and therefore have the capability to produce good share price appreciation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
companies that are
undervalued or out of favor
FUND NUMBER: 022
TRADING SYMBOL: FCNTX
START DATE: May 17, 1967
SIZE: as of June 30, 1997,
more than $27.5 billion
MANAGER: Will Danoff, since
1990; manager, VIPII:
Contrafund since 1995;
Fidelity Select Retailing
Portfolio, 1986-1989; joined
Fidelity in 1986
(checkmark)
WILL DANOFF ON "CONTRARIAN"
INVESTING:
"In keeping with Contrafund's
strategy, I try to find
undervalued but potentially
promising companies before
the market catches on. In
many cases, I may feel
market perception concerning
a stock I like is too
pessimistic. But contrarian
investing does not
necessarily translate to
buying only low P/E
companies. In the last six
months, for example, the fund
increased its holdings in very
rapidly growing companies
trading at high P/E multiples.
Despite a sound fundamental
backdrop, this group of stocks
has been under intense
selling pressure over the
past six months. This
pressure came mostly from
redemptions from aggressive
growth funds that were
forced to sell positions due to
falling share prices. In some
cases shares of these
fast-growing companies fell
by more than 50% from their
previous highs. In my view,
because the fundamentals
were still stable to improving,
this created a golden
opportunity to add to or
establish positions in this
area. Stocks such as Blyth
Industries, McLeodUSA and
Thermo Instruments were
representative of this
strategy."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JUNE 30, 1997
                                     % OF FUND'S    % OF FUND'S
                                     INVESTMENTS    INVESTMENTS
                                                    IN THESE STOCKS
                                                    6 MONTHS AGO

Schlumberger Ltd.                    1.6            2.2

Lucent Technologies, Inc.            1.1            0.3

Home Depot, Inc. (The)               1.1            0.6

American International Group, Inc.   1.0            0.0

Royal Dutch Petroleum Co. ADR        1.0            1.2

Alcatel Alsthom Compagnie Generale   1.0            0.1
 d'Electricite SA

Texas Instruments, Inc.              1.0            0.2

Tyco International Ltd.              1.0            0.6

Westinghouse Electric Corp.          1.0            0.5

CVS Corp.                            1.0            0.6

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Technology                         14.1           13.9

Finance                            13.7           10.7

Energy                             12.7           23.5

Retail & Wholesale                 7.7            6.4

Industrial Machinery & Equipment   6.3            4.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 * AS OF DECEMBER 31, 1996 **
Row: 1, Col: 1, Value: 6.4
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 41.3
Row: 1, Col: 4, Value: 50.0
Stocks 88.3%
Bonds 5.0%
Short-term
investments 6.7%
FOREIGN
INVESTMENTS 11.4%
Stocks  92.3%
Bonds 1.3%
Short-term
investments 6.4%
FOREIGN
INVESTMENTS 16.4%
Row: 1, Col: 1, Value: 6.7
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 44.0
Row: 1, Col: 4, Value: 44.3
*
**
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.0%
AEROSPACE & DEFENSE - 1.9%
AlliedSignal, Inc.   1,016,400 $ 85,378
Boeing Co.   1,494,920  79,324
GenCorp, Inc.   944,100  21,832
Gulfstream Aerospace Corp. (a)  922,700  27,220
Lockheed Martin Corp.   938,200  97,162
Sundstrand Corp.   779,800  43,523
Textron, Inc.   865,100  57,421
United Technologies Corp.   1,576,200  130,825
  542,685
DEFENSE ELECTRONICS - 0.0%
Datum, Inc. (a)  70,300  2,179
Raytheon Co.   109,700  5,595
  7,774
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   222,900  16,718
TOTAL AEROSPACE & DEFENSE   567,177
BASIC INDUSTRIES - 4.8%
CHEMICALS & PLASTICS - 2.3%
Air Products & Chemicals, Inc.   254,700  20,694
Avery Dennison Corp.   56,900  2,283
Cambrex Corp. (d)  799,150  31,766
Crompton & Knowles Corp.   3,122,317  69,472
Cytec Industries, Inc. (a)  1,452,500  54,287
du Pont (E.I.) de Nemours & Co.   594,600  37,385
Engelhard Corp.   9,200  193
FMC Corp. (a)  16,000  1,271
Ferro Corp.   211,700  7,846
Fuller (H.B.) Co.   474,100  26,076
Goodrich (B.F.) Co.   415,800  18,009
Monsanto Co.   2,970,800  127,930
Morton International, Inc.   823,400  24,856
Nalco Chemical Co.   421,100  16,265
Praxair, Inc.   1,165,000  65,240
Raychem Corp.   206,400  15,351
Sealed Air Corp. (a)  1,474,700  70,048
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Union Carbide Corp.   375,800 $ 17,686
Witco Corp.   465,800  17,671
W.R. Grace & Co.  553,400  30,506
  654,835
IRON & STEEL - 0.2%
Aeroquip Vickers, Inc.   84,300  3,983
Nucor Corp.   448,500  25,340
Steel Dynamics, Inc. (a)  370,100  9,253
  38,576
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   388,100  13,240
Aluminum Co. of America  908,900  68,508
Falconbridge Ltd.   693,600  13,614
Reynolds Metals Co.   548,800  39,102
Rio Tinto PLC (Reg.)  2,715,900  47,314
Tongkah Holdings BHD (a)(d)  9,587,000  18,304
  200,082
PACKAGING & CONTAINERS - 0.5%
Crown Cork & Seal Co., Inc.   429,900  22,973
Owens-Illinois, Inc. (a)  3,486,600  108,085
Peak International Ltd.   335,700  4,028
Silgan Holdings, Inc. (d)  325,600  12,617
  147,703
PAPER & FOREST PRODUCTS - 1.1%
Abitibi-Consolidated, Inc.   256,700  4,583
American Pad & Paper Co. (a)  865,900  14,612
Bowater, Inc.   210,100  9,717
Champion International Corp.   350,700  19,376
Deltic Timber Corp.   146,028  4,280
Fort Howard Corp. (a)  107,600  5,447
Georgia-Pacific Corp.   107,500  9,178
International Paper Co.   258,000  12,529
James River Corp. of Virginia  2,379,800  88,053
Kimberly-Clark Corp.   1,699,300  84,540
Mail-Well, Inc.   9,000  257
Malakoff BHD  8,544,000  37,229
Temple-Inland, Inc.   290,600  15,692
  305,493
TOTAL BASIC INDUSTRIES   1,346,689
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 3.6%
BUILDING MATERIALS - 1.0%
American Residential Services, Inc. (a)  365,600 $ 8,500
American Standard Companies, Inc. (a)  83,100  3,719
Coltec Industries, Inc.   1,305,500  25,457
Hume Industries BHD  6,798,000  31,237
Lilly Industrial Coatings, Inc. Class A  609,500  12,266
Masco Corp.   1,475,800  61,615
Medusa Corp.   176,600  6,777
Sherwin-Williams Co.   1,231,400  38,019
Southdown, Inc.   648,000  28,269
USG Corp. (a)  1,362,900  49,746
York International Corp.   17,900  822
  266,427
CONSTRUCTION - 0.2%
Centex Corp.   333,300  13,540
Lennar Corp.   292,000  9,326
Morrison Knudsen Corp. (a)  498,500  6,792
Walter Industries, Inc. (a)  31,400  526
YTL Corp. BHD  7,076,250  21,863
  52,047
ENGINEERING - 0.0%
DSP Group, Inc. (a)   121,100  1,814
Stone & Webster, Inc.   11,100  474
  2,288
REAL ESTATE - 0.3%
Bandar Raya Development BHD  4,483,000  5,860
Boston Properties, Inc.   580,200  15,956
Catellus Development Corp. (a)  177,000  3,208
Crescent Operating, Inc.   243,470  2,922
Grand Palais Management Co., LP (a)(f)  398,400  0
Rouse Co. (The)  1,746,976  51,536
Stewart Enterprises, Inc. Class A  17,900  752
  80,234
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Arden Realty Group, Inc.   733,100  19,061
BRE Properties, Inc. Class A  31,400  789
Bay Apartment Communities, Inc.   354,100  13,102
Bedford Property Investors, Inc. (d)  691,300  13,912
Bradley Real Estate Trust (SBI)  312,000  6,006
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Cali Realty Corp.   439,200 $ 14,933
Crescent Real Estate Equities, Inc.   2,434,700  77,302
Duke Realty Investors, Inc.   223,843  9,066
Equity Residential Properties Trust (SBI)  1,057,500  50,231
Essex Property Trust, Inc.  124,700  4,006
Felcor Suite Hotels, Inc.   1,149,800  42,830
First Industrial Realty Trust, Inc.   735,300  21,508
Glenborough Realty Trust, Inc.   447,200  11,292
Golf Trust of America, Inc. (d)  383,100  10,655
Home Properties of NY, Inc.   82,300  1,852
Irvine Apartment Communities, Inc.   31,400  926
Kilroy Realty Corp.   103,900  2,623
Kimco Realty Corp.   617,000  19,590
LTC Properties, Inc.   473,600  8,584
Macerich Co.   538,000  14,930
Pacific Gulf Properties, Inc.   22,400  493
Patriot American Hospitality, Inc.   1,302,500  33,214
Patriot American Hospitality, Inc. (Pair Certf)  675,932  30,417
Public Storage, Inc.   351,500  10,281
Reckson Associates Realty Corp.   1,096,000  25,208
Speiker Properties, Inc.   679,400  23,906
Starwood Lodging Trust combined certificate (SBI) (d)  2,396,100  102,284
Sunstone Hotel Investors, Inc.    305,300  4,427
Urban Shopping Centers, Inc.  47,100  1,501
Vornado Realty Trust  289,600  20,887
Weeks Corp.   274,800  8,588
  604,404
TOTAL CONSTRUCTION & REAL ESTATE   1,005,400
DURABLES - 4.7%
AUTOS, TIRES, & ACCESSORIES - 2.1%
Chrysler Corp.   2,122,800  69,654
Circuit City Stores, Inc. - CarMax Group  919,600  13,162
Cross-Continent Auto Retailers, Inc. (a)  425,900  4,499
Danaher Corp.   1,989,900  101,112
Eaton Corp.   248,500  21,697
Echlin, Inc.   430,800  15,509
Federal-Mogul Corp.   357,600  12,516
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Ford Motor Co.   2,605,100 $ 98,342
General Motors Corp.   975,800  54,340
General Motors Corp. Class H  96,400  5,567
Lear Corp. (a)  1,172,500  52,030
Navistar International Corp. (a)  1,771,700  30,562
OmniQuip International, Inc.   216,900  5,016
SPX Corp. (d)  964,200  62,492
Superior Industries International, Inc.   14,800  392
TRW, Inc.   88,500  5,028
Tower Automotive, Inc. (a)  385,000  16,555
Toyota Motor Corp.   584,000  17,218
United Auto Group, Inc. (a)  440,900  8,735
  594,426
CONSUMER DURABLES - 1.2%
Blyth Industries, Inc. (a)  126,600  4,272
Corning, Inc.   2,188,400  121,730
Minnesota Mining & Manufacturing Co.   1,756,300  179,143
Samsonite Corp. (a)  474,400  20,933
  326,078
CONSUMER ELECTRONICS - 0.6%
Electrolux AB  61,300  4,430
Gemstar International Group Ltd. (a)   407,000  7,479
Maytag Co.   421,600  11,015
Oyl Industries BHD  2,962,000  18,773
Philips Electronics NV  1,445,000  103,859
Philips Electronics NV (Bearer)  319,400  22,864
Sunbeam-Oster, Inc.   107,500  4,058
  172,478
HOME FURNISHINGS - 0.2%
Furniture Brands International, Inc.   107,500  2,083
Leggett & Platt, Inc.   541,200  23,271
Linens 'n Things, Inc.   776,900  23,016
Miller (Herman), Inc.   60,600  2,182
  50,552
TEXTILES & APPAREL - 0.6%
Dexter Corp.   444,400  14,221
House of Fraser PLC Class L  5,925,900  15,734
Intimate Brands, Inc. Class A  363,900  7,642
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Kellwood Co.   55,600 $ 1,543
Liz Claiborne, Inc.   912,000  42,522
Mohawk Industries, Inc. (a)  17,800  405
Polo Ralph Lauren Corp. Class A  78,900  2,160
Reebok International Ltd.   1,346,800  62,963
Stride Rite Corp.   438,500  5,646
Unifi, Inc.   196,600  7,347
Warnaco Group, Inc. Class A  394,400  12,571
  172,754
TOTAL DURABLES   1,316,288
ENERGY - 12.7%
ENERGY SERVICES - 6.2%
BJ Services Co. (a)  1,562,047  83,765
Baker Hughes, Inc.   1,133,300  43,844
Diamond Offshore Drilling, Inc. (a)  1,833,948  142,819
Dresser Industries, Inc.   1,816,900  67,679
ENSCO International, Inc. (a)(d)  4,207,200  221,930
Falcon Drilling, Inc.   667,300  38,453
Global Marine, Inc. (a)  1,910,400  44,417
Halliburton Co.   2,630,800  208,491
McDermott International, Inc.   1,700,900  49,645
Nabors Industries, Inc. (a)  2,950,000  73,750
Noble Drilling Corp. (a)  2,330,500  52,582
Reading & Bates Corp. (a)  258,000  6,902
Santa Fe International Corp.   62,300  2,118
Schlumberger Ltd.   3,538,300  442,288
Smith International, Inc. (a)(d)  3,181,100  193,252
Varco International, Inc. (a)  635,800  20,504
Weatherford Enterra, Inc. (a)  705,000  27,142
Western Atlas, Inc. (a)  76,200  5,582
  1,725,163
OIL & GAS - 6.5%
Amoco Corp.   1,046,400  90,972
Anadarko Petroleum Corp.   53,800  3,228
Atlantic Richfield Co.   108,300  7,635
Barrett Resources Corp. (a)  6,100  183
British Petroleum PLC ADR  2,639,970  197,668
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Burlington Resources, Inc.   1,925,900 $ 84,980
Camco International, Inc.   1,361,400  74,537
Canadian Natural Resources Ltd. (a)  1,633,200  42,408
Chesapeake Energy Corp. (a)  99,200  973
Coastal Corp. (The)  968,300  51,501
Cooper Cameron Corp. (a)  1,471,600  68,797
Enron Oil & Gas Co.   83,800  1,519
Forcenergy Gas Exploration, Inc. (a)  991,700  30,123
Hanover Compressor Co.  20,100  392
Mesa, Inc. (a)  1,402,800  8,066
Mobil Corp.   1,201,100  83,927
Murphy Oil Corp.   1,341,200  65,383
Newfield Exploration Co. (a)(d)  1,886,300  37,726
Norcen Energy Resources Ltd.   157,200  3,746
Ocean Energy, Inc. (a)  67,500  3,122
Oryx Energy Co. (a)  405,800  8,573
Parker & Parsley Petroleum Co.   465,200  16,456
Penn West Petroleum Ltd. (a)  167,800  2,145
Penn West Petroleum Ltd. (a)(e)  771,900  9,868
Petsec Energy Ltd. sponsored ADR  642,900  14,626
Phillips Petroleum Co.   812,100  35,529
Pogo Producing Co.   1,165,000  45,071
Renaissance Energy Ltd. (a)  2,327,988  64,748
Rio Alto Exploration Ltd. (a)  281,600  2,356
Royal Dutch Petroleum Co. ADR  5,239,600  284,903
Santa Fe Energy Resources, Inc.   2,233,000  32,797
Swift Energy Co. (a)  230,600  5,506
Texaco, Inc.   897,600  97,614
Tosco Corp.   3,387,600  101,416
Total SA Class B  1,087,772  109,883
United Meridian Corp. (a)  1,119,200  33,576
Unocal Corp.   2,528,376  98,133
Vastar Resources, Inc.   34,800  1,220
Vintage Petroleum, Inc.   72,700  2,236
YPF Sociedad Anonima sponsored ADR  22,400  689
YPF Sociedad Anonima Class D  35,800  1,103
  1,825,334
TOTAL ENERGY   3,550,497
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 13.7%
BANKS - 3.9%
Bangkok Bank Ltd. (For. Reg.)  427,400 $ 2,937
Bank International Indonesia PT (For. Reg.)  10,506,524  9,072
Bank of New York Co., Inc.   2,009,400  87,409
Bank of Nova Scotia Halifax  22,400  982
BankBoston Corp.   79,500  5,729
BankAmerica Corp.   3,003,700  193,926
Citicorp  211,600  25,511
Comerica, Inc.   619,800  42,146
Credit Suisse Group (Reg.)  764,600  98,093
Credito Italiano Ord.   13,948,300  25,514
Fifth Third Bancorp  204,100  16,749
First Bank System, Inc.   1,967,000  167,933
First Union Corp.   255,600  23,643
HSBC Holdings PLC  2,145,018  63,560
Hong Leong Bank:
BHD  2,289,000  5,758
 BHD rights 7/15/97 (a)  258,125  41
 Class A  586,200  2,755
Imperial Bancorp  53,800  1,553
Lloyds TSB Group PLC  1,751,800  17,964
Mellon Bank Corp.   246,500  11,123
National City Corp.   873,090  45,837
North Fork Bancorp., Inc.   1,641,100  35,079
Norwest Corp.   378,800  21,308
Royal Bank of Canada  53,800  2,437
Standard Chartered Bank PLC  2,436,000  37,146
Star Banc Corp.   16,800  710
U.S. Bancorp  1,478,300  94,796
Wells Fargo & Co.   100,400  27,058
Zions Bancorp  812,700  30,578
  1,097,347
CLOSED END INVESTMENT COMPANY - 0.2%
GT Global Developing Markets Fund  642,000  9,028
Morgan Stanley Emerging Markets Fund, Inc.   341,900  6,111
Morgan Stanley Asia-Pacific Fund, Inc.   1,608,500  16,889
Schroder Asian Growth Fund, Inc.   435,500  5,580
Templeton Dragon Fund, Inc.   742,500  12,066
  49,674
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 2.1%
Arab Malaysian Corp. BHD  7,961,000 $ 29,643
American Express Co.   2,322,700  173,041
Associates First Capital Corp.   201,800  11,200
Finova Group, Inc.   288,800  22,093
Fleet Financial Group, Inc.   2,115,800  133,824
Greenpoint Financial Corp.   1,394,700  92,835
Homeside, Inc.   17,900  392
Household International, Inc.   766,488  90,014
Hong Leong Credit:
BHD  2,931,000  10,914
 BHD rights 7/24/97 (a)  293,100  290
 BHD warrants/rights 7/24/97 (a)  586,200  0
Hong Leong Finance Ltd. (For. Reg.)   421,000  1,196
TA Enterprise BHD  7,017,000  7,477
  572,919
FEDERAL SPONSORED CREDIT - 1.3%
Federal Home Loan Mortgage Corporation  4,270,900  146,812
Federal National Mortgage Association  5,103,300  222,632
  369,444
INSURANCE - 4.5%
ACE Ltd.   277,600  20,508
Aetna, Inc.   604,100  61,845
AFLAC, Inc.   346,500  16,372
Allmerica Financial Corp.   732,600  29,212
Allstate Corp.   2,599,900  189,793
AMBAC, Inc.   106,600  8,142
American General Corp.   246,600  11,775
American International Group, Inc.   1,937,300  289,384
Aon Corp.   540,150  27,953
ARM Financial Group, Inc. Class A  20,300  406
Berkshire Hathaway, Inc. (a)  330  15,576
Brascan Ltd. Class A  107,900  2,669
CIGNA Corp.   342,500  60,794
Chubb Corp. (The)  76,100  5,089
Exel Ltd.   53,800  2,838
Hartford Financial Services Group, Inc.   685,400  56,717
MGIC Investment Corp.   277,200  13,288
Mid Ocean Ltd.   41,800  2,192
Old Republic International Corp.   82,500  2,501
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Progressive Corp.  450,100 $ 39,159
Provident Companies, Inc.   170,200  9,106
Providian Financial Corp. (a)  72,300  2,322
Reinsurance Group of America, Inc.   36,100  2,076
Reliastar Financial Corp.   215,200  15,737
St. Paul Companies, Inc. (The)  210,400  16,043
Security-Connecticut Corp. (d)  620,000  34,139
SunAmerica, Inc.   681,300  33,213
Torchmark Corp.   571,100  40,690
Travelers Group, Inc. (The)  2,679,233  168,958
UNUM Corp.   1,093,800  45,940
USF&G Corp.   1,337,500  32,100
  1,256,537
SAVINGS & LOANS - 1.6%
Ahmanson (H.F.) & Co.   792,000  34,056
Charter One Financial Corp.   231,515  12,473
Dime Bancorp., Inc.   1,032,900  18,076
Glendale Federal Bank FSB (a)  2,351,400  61,430
Golden West Financial Corp.   669,300  46,851
Great Western Financial Corp.   1,596,700  85,823
TCF Financial Corp.   475,900  23,497
Washington Mutual, Inc.   2,872,200  171,614
  453,820
SECURITIES INDUSTRY - 0.1%
Guoco Group Ltd.   3,970,000  20,908
Morgan Stanley Dean Witter Discover and Co.  164,600  7,088
  27,996
TOTAL FINANCE   3,827,737
HEALTH - 4.2%
DRUGS & PHARMACEUTICALS - 1.8%
Barr Laboratories, Inc. (a)  198,250  8,723
Bristol-Myers Squibb Co.   1,037,300  84,021
Elan Corp. PLC ADR (a)  483,500  21,878
Glaxo PLC sponsored ADR  107,500  4,495
Immunex Corp.   9,000  326
Interneuron Pharmaceuticals, Inc.   31,400  632
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Merck & Co., Inc.   98,600 $ 10,205
Novartis AG (Reg.)  133,660  213,454
Pfizer, Inc.   513,200  30,664
Schering-Plough Corp.   1,367,100  65,450
Sepracor, Inc. (a)  262,000  6,763
Warner-Lambert Co.   490,900  60,994
  507,605
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Bausch & Lomb, Inc.   490,700  23,124
Baxter International, Inc.   337,600  17,640
Boston Scientific Corp. (a)  20,100  1,235
Cardinal Health, Inc.   198,950  11,390
McKesson Corp.   111,500  8,641
Medtronic, Inc.   453,100  36,701
Nitinol Medical Technologies, Inc.   9,000  136
St. Jude Medical, Inc. (a)  757,500  29,543
Sybron International Corp. (a)  316,900  12,636
  141,046
MEDICAL FACILITIES MANAGEMENT - 1.9%
Beverly Enterprises, Inc. (a)  705,600  11,466
Carematrix Corp. (a)  473,100  11,680
Columbia/HCA Healthcare Corp.   73,700  2,897
Coventry Corp. (a)  894,200  13,525
FPA Medical Management, Inc.   98,500  2,333
HEALTHSOUTH Rehabilitation Corp. (a)  5,495,400  137,042
Health Management Associates, Inc. Class A (a)  2,811,450  80,126
Humana, Inc. (a)   142,300  3,291
Integrated Health Services, Inc. (d)  1,684,100  64,838
NovaCare, Inc. (a)  446,500  6,195
Oxford Health Plans, Inc. (a)  523,000  37,525
Quorum Health Group, Inc. (a)  82,100  2,935
Sunrise Assisted Living, Inc. (a)(d)  1,049,000  36,715
Tenet Healthcare Corp. (a)  1,721,000  50,877
Trigon Healthcare, Inc.   1,272,800  30,865
United HealthCare Corp.   285,800  14,862
Vencor, Inc. (a)  279,100  11,792
  518,964
TOTAL HEALTH   1,167,615
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.7%
Astra International PT (For. Reg.)  3,580,000 $ 14,721
Malaysian Plantations BHD  14,164,000  19,076
Norfolk Southern Corp.   1,413,600  142,420
PartnerRe Ltd.   141,200  5,383
Triarc Companies, Inc. Class A (a)  214,900  4,379
  185,979
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
ELECTRICAL EQUIPMENT - 2.0%
AMETEK, Inc.   589,600  13,856
Common Development International Ltd. (a)(e)  428,000  7,827
Computer Products, Inc. (a)  20,400  510
General Electric Co.   691,200  45,187
General Instrument Corp. (a)  753,900  18,848
Honeywell, Inc.   405,300  30,752
Kuhlman Corp.   84,700  2,732
Loral Space & Communications Ltd. (a)  7,606,300  114,095
Roper Industries, Inc.   76,900  3,989
Scientific-Atlanta, Inc.   1,256,800  27,493
Spectrain Corp.   26,900  992
United Engineers BHD  2,356,000  16,985
Viasat, Inc.   59,000  856
Westinghouse Electric Corp.   11,815,318  273,228
  557,350
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
AGCO Corp.   89,800  3,227
Case Corp.   1,788,200  123,162
Caterpillar, Inc.   760,600  81,669
Cooper Industries, Inc.   235,000  11,691
Dover Corp.   304,600  18,733
Harnischfeger Industries, Inc.   658,100  27,311
Illinois Tool Works, Inc.   1,848,200  92,294
Ingersoll-Rand Co.   1,060,000  65,455
Kaydon Corp. (d)  1,032,100  51,218
Keystone International, Inc.   865,000  30,005
New Holland NV (d)  2,840,100  77,748
Parker-Hannifin Corp.   139,000  8,436
Stanley Works  571,000  22,840
Thermo Fibergen, Inc. rights 12/31/01 (a)  158,300  425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Timken Co.   858 $ 31
Tyco International Ltd.   4,026,800  280,115
  894,360
POLLUTION CONTROL - 1.1%
Allied Waste Industries, Inc. (a)  157,900  2,744
Browning-Ferris Industries, Inc.   435,100  14,467
Thermo Instrument Systems, Inc. (a)  602,500  18,452
USA Waste Services, Inc. (a)  5,024,670  194,078
United Waste Systems, Inc. (a)  1,631,300  66,883
Waste Management, Inc.   24,000  770
  297,394
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,749,104
MEDIA & LEISURE - 5.6%
BROADCASTING - 1.4%
APT Satellite Holdings Ltd. sponsored ADR  2,274,400  28,714
American Radio Systems Corp. Class A (a)  288,600  11,508
Asia Satellite Telecommunications Holdings Ltd.   2,232,500  6,844
Clear Channel Communications, Inc. (a)  364,500  22,440
Cox Communications, Inc. Class A (a)  487,800  11,707
Evergreen Media Corp. Class A (a)  49,600  2,213
HSN, Inc. (a)   72,800  2,275
Jacor Communications, Inc. Class A (a)  1,004,500  38,422
Smartalk Teleservices, Inc. (a)  490,600  7,604
TCA Cable TV, Inc.   80,700  3,036
TCI Group Class A (a)  2,346,600  34,906
Time Warner, Inc.   4,282,636  206,637
Univision Communications, Inc. Class A (a)  86,800  3,397
  379,703
ENTERTAINMENT - 0.9%
Airtours PLC  261,800  5,064
Disney (Walt) Co.   2,123,400  170,403
Family Golf Centers, Inc. (a)  21,800  501
Multi-Purpose Holdings BHD  12,703,000  17,813
Premier Parks, Inc. (a)  820,900  30,271
Regal Cinemas, Inc. (a)  172,400  5,689
Viacom, Inc.:
Class A (a)  350,200  10,397
 Class B (non-vtg.) (a)  434,500  13,035
  253,173
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.9%
Brunswick Corp.   1,451,900 $ 45,373
Callaway Golf Co.   593,600  21,073
Champion Enterprises, Inc. (a)  270,200  4,053
Harley-Davidson, Inc.   310,100  14,865
Hasbro, Inc.   4,081,350  115,808
Mattel, Inc.   1,249,225  42,317
Nintendo Co. Ltd. Ord.   290,300  24,309
  267,798
LODGING & GAMING - 0.9%
Bristol Hotel Co. (a)  63,700  2,453
Doubletree Corp. (a)  342,300  14,077
Four Seasons Hotels, Inc.   1,125,600  33,426
HFS, Inc. (a)  2,253,300  130,691
Hilton Hotels Corp.   30,800  818
Host Marriott Corp. (a)  901,400  16,056
ITT Corp.   53,700  3,279
La Quinta Motor Inns, Inc.   1,168,200  25,554
Marriott International, Inc.   26,400  1,620
WMS Industries, Inc.   919,800  23,053
  251,027
PUBLISHING - 0.8%
Big Flower Press Holdings, Inc. (a)(d)  1,693,300  35,136
Dow Jones & Co., Inc.   284,200  11,421
Harte Hanks Communications, Inc.   65,900  1,944
Meredith Corp.   471,300  13,668
New York Times Co. (The) Class A  942,600  46,659
Pearson PLC   1,898,500  21,997
Times Mirror Co. Class A  1,435,600  79,317
Tribune Co.   540,200  25,963
  236,105
RESTAURANTS - 0.7%
Boston Chicken, Inc. (a)  778,200  10,894
Chart House Enterprises, Inc.   44,800  338
Compass Group PLC Ord.   406,700  4,560
Cracker Barrel Old Country Store, Inc.   94,200  2,496
Fine Host Corp. (a)  279,200  8,795
Landry's Seafood Restaurants, Inc. (a)  845,200  19,440
Lone Star Steakhouse Saloon  22,400  582
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
McDonald's Corp.   2,012,900 $ 97,248
Papa John's International, Inc. (a)  126,300  4,642
Rainforest Cafe, Inc. (a)  99,000  2,512
ShowBiz Pizza Time, Inc. (a)  546,000  14,401
Starbucks Corp. (a)  153,400  5,973
Wendy's International, Inc.   489,300  12,691
  184,572
TOTAL MEDIA & LEISURE   1,572,378
NONDURABLES - 4.0%
AGRICULTURE - 0.0%
Pioneer Hi-Bred International, Inc.   169,700  13,576
BEVERAGES - 0.7%
Cadbury-Schweppes PLC Ord.   9,670,404  86,287
Coors (Adolph) Co. Class B  256,600  6,832
COTT Corp.   53,800  573
PepsiCo, Inc.   3,024,700  113,615
  207,307
FOODS - 1.5%
CPC International, Inc.   18,700  1,726
Campbell Soup Co.   1,031,400  51,570
Dean Foods Co.   906,300  36,592
Dole Food, Inc.   266,400  11,389
Earthgrains Co.   54,500  3,573
Flowers Industries, Inc.   267,700  4,501
Hershey Foods Corp.   734,200  40,610
Interstate Bakeries Corp.  68,000  4,033
Nabisco Holdings Corp. Class A  1,598,900  63,756
Nestle SA (Reg.)  59,265  78,101
Ralston Purina Co.  732,200  60,178
Sara Lee Corp.   639,700  26,628
Tasty Baking Co.   4,500  79
Tootsie Roll Industries, Inc.   205,424  9,141
Tyson Foods, Inc.   774,900  14,820
  406,697
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 1.4%
Church & Dwight Co., Inc.   218,600 $ 5,847
Dial Corp.   1,683,300  26,302
Estee Lauder Companies, Inc.   104,300  5,241
Gillette Co.   1,477,300  139,974
Metro Pacific, Inc. Class B  70,863,500  15,314
Premark International, Inc.   611,800  16,366
Stanhome, Inc.   47,200  1,552
Unilever NV:
Ord.   655,370  137,874
 ADR  187,600  40,158
  388,628
TOBACCO - 0.4%
Consolidated Cigar Holdings, Inc. Class A (a)(d)  870,000  24,143
Culbro Corp. (a)  19,300  2,686
Dimon, Inc.   62,800  1,664
Gallaher Group PLC sponsored ADR (a)  656,300  12,101
General Cigar Holdings, Inc. Class A  102,300  3,011
Grupo Carso SA de CV Class A-1  7,259,000  50,788
Gudang Garam PT Perusahaan (For. Reg.)  1,727,500  7,245
Swisher International Group, Inc. Class A (d)  565,300  9,751
Universal Corp.   72,600  2,305
  113,694
TOTAL NONDURABLES   1,129,902
PRECIOUS METALS - 0.7%
Euro-Nevada Mining Ltd.   1,414,300  43,535
Euro-Nevada Mining Ltd. (e)  143,000  4,402
Franco-Nevada Mining Corp. (d)  2,005,400  100,586
Getchell Gold Corp. (a)  419,888  14,801
Indochina Goldfields Ltd. (a)  915,200  4,309
Indochina Goldfields Ltd. (a)(e)  948,400  4,465
Newmont Mining Corp.   453,100  17,671
  189,769
RETAIL & WHOLESALE - 7.6%
APPAREL STORES - 0.8%
AnnTaylor Stores Corp. (a)  472,200  9,208
Charming Shoppes, Inc. (a)(d)  10,539,400  55,003
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Gap, Inc.   966,700 $ 37,580
Goody's Family Clothing (a)(d)  1,418,300  38,826
Payless ShoeSource, Inc. (a)  370,832  20,280
Ross Stores, Inc.   85,200  2,785
TJX Companies, Inc.   2,049,600  54,058
  217,740
DRUG STORES - 1.0%
CVS Corp.   5,280,104  270,605
General Nutrition Companies, Inc. (a)   107,600  3,013
  273,618
GENERAL MERCHANDISE STORES - 2.2%
Coles Myer Ltd.   2,304,800  11,971
Costco Companies, Inc. (a)  2,002,400  65,829
Dayton Hudson Corp.   1,505,600  80,079
Dollar Tree Stores (a)  173,000  8,715
Federated Department Stores, Inc. (a)  368,800  12,816
Hudson's Bay Co. Ord.   60,400  1,356
K mart Corp. (a)  2,796,600  34,258
Kohls Corp. (a)  480,700  25,447
Meyer (Fred), Inc. (a)  341,200  17,636
Michaels Stores, Inc. (a)   31,400  665
Nordstrom, Inc.   632,500  31,032
Stein Mart, Inc. (a)  873,200  26,196
Wal-Mart Stores, Inc.   6,004,200  203,017
Woolworth Corp. (a)  3,266,300  78,391
Woolworths Ltd.   3,861,900  12,662
  610,070
GROCERY STORES - 1.2%
Ahold NV  207,552  17,499
American Stores Co.   85,400  4,217
Asda Group PLC  7,588,900  15,665
Dominick's Supermarkets, Inc. (a)(d)  1,416,400  37,712
Fleming Companies, Inc.   249,800  4,496
Loblaw Companies Ltd.   327,900  4,512
Quality Food Centers, Inc. (a)(d)  1,249,700  47,489
Richfood Holdings, Inc. Class A (d)  2,942,450  76,504
Safeway, Inc. (a)  2,537,300  117,033
  325,127
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 2.4%
Barnes & Noble, Inc. (a)  19,300 $ 830
Bed Bath & Beyond, Inc.   9,000  273
Circuit City Stores, Inc. - Circuit City Group  2,347,200  83,472
Comcast Corp.:
Class A  946,000  19,807
 Class A special  1,075,200  22,982
Fabri-Centers of America, Inc. Class A (a)  30,300  826
Fingerhut Companies, Inc.   201,500  3,514
Hancock Fabrics, Inc.   275,000  3,781
Home Depot, Inc. (The)  4,326,500  298,258
Pier 1 Imports, Inc.   64,100  1,699
Staples, Inc. (a)  2,689,900  62,540
Tiffany & Co., Inc.   348,500  16,096
Toys "R" Us, Inc. (a)  2,284,154  79,945
U.S. Office Products Co. (a)  2,672,300  81,672
Viking Office Products, Inc. (a)  141,300  2,685
Williams-Sonoma, Inc.   9,000  385
  678,765
TOTAL RETAIL & WHOLESALE   2,105,320
SERVICES - 2.9%
ADVERTISING - 0.4%
Interpublic Group of Companies, Inc.   659,900  40,460
Lycos, Inc. (a)  35,200  449
Omnicom Group, Inc.   567,300  34,960
Outdoor Systems, Inc. (a)  776,300  29,693
  105,562
EDUCATIONAL SERVICES - 0.0%
Apollo Group, Inc. Class A (a)  6,300  222
LEASING & RENTAL - 0.5%
Budget Group, Inc. Class A (a)(d)  937,400  32,340
Danka Business Systems PLC sponsored ADR  187,200  7,652
Hertz Corp. Class A  1,793,500  64,566
Republic Industries, Inc. (a)  1,424,600  35,437
Ryder Systems, Inc.   423,200  13,966
  153,961
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
PRINTING - 0.1%
ASM Lithography Holding NV (a)  293,100 $ 17,146
Valassis Communications, Inc. (a)  315,600  7,575
  24,721
SERVICES - 1.9%
ADT Ltd. (a)  4,081,600  134,693
APAC Teleservices, Inc. (a)(d)  4,427,600  86,061
AccuStaff, Inc. (a)  1,178,700  27,920
Assisted Living Concepts, Inc. (a)  32,200  890
Borg Warner Security Corp. (a)  217,600  3,890
Corestaff, Inc.   26,900  726
Corrections Corp. of America (a)  259,700  10,323
Dun & Bradstreet Corp.   425,200  11,162
Ecolab, Inc.   1,023,700  48,882
Hays PLC  2,398,200  22,756
International Service Systems AS Series B (a)  195,490  7,005
Learning Tree International, Inc. (a)  107,800  4,784
National Service Industries, Inc.   418,500  20,376
Norrell Corp. GA  61,600  2,033
Personnel Group of America, Inc. (a)  60,500  1,743
Pittston Co. (Brinks Group)  60,900  1,827
Pierce Leahy Corp.  73,300  1,319
Premier Technologies, Inc. (a)  107,700  2,800
Registry, Inc.   11,100  511
Rentokil Group PLC  6,500,056  22,788
Robert Half International, Inc. (a)  577,100  27,160
Securicor Group PLC  4,663,000  22,123
Securitas AB Class B  732,075  20,670
Service Corp. International  71,700  2,357
Snyder Communications, Inc. (a)  110,100  2,966
Staffmark, Inc. (a)  150,800  3,374
SGS Societe Generale de Surveillance Holdings SA (Bearer) 8,100 17,292 SGS Societe Generale de Surveillance Holdings SA (Reg.) (a) 11,450 4,505 Telespectrum Worldwide, Inc. (a) 1,194,500 8,399
Wackenhut Corp.   23,600  566
Wackenhut Corrections Corp. (a)  241,400  7,031
  528,932
TOTAL SERVICES   813,398
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 13.9%
COMMUNICATIONS EQUIPMENT - 4.1%
ADC Telecommunications, Inc.   96,700 $ 3,227
ACE Commerce Corp.   12,600  247
Advanced Fibre Communication, Inc.   571,900  34,528
Alcatel Alsthom Compagnie Generale d'Electricite SA 2,261,920 283,115 Boston Technology, Inc. (a) 243,900 7,210
Ciena Corp.   767,600  36,173
Cisco Systems, Inc. (a)  228,800  15,358
DSC Communications Corp. (a)  525,800  11,699
Davox Corp. (a)  205,550  7,348
Dynatech Corp. (a)  294,800  10,539
Ericsson (L.M.) Telephone Co.:
Class B  51,200  2,019
 Class B ADR  1,025,000  40,359
Lucent Technologies, Inc.   4,229,300  304,774
Newbridge Networks Corp. (a)  1,851,000  80,519
Nokia Corp. AB sponsored ADR  979,800  72,260
Northern Telecom Ltd.   1,610,400  145,159
Tekelec (a)  92,700  3,279
Tellabs, Inc. (a)  1,368,000  76,437
  1,134,250
COMPUTER SERVICES & SOFTWARE - 3.1%
Acxiom Corp. (a)  18,400  378
Alphanet Solutions, Inc. (a)  259,200  3,824
Aspen Technology, Inc. (a)  21,700  817
Automatic Data Processing, Inc.   2,456,500  115,456
Broderbund Software, Inc. (a)  428,200  10,571
Baan Co. NV (a)  202,300  13,933
CUC International, Inc. (a)  2,788,900  71,988
Ceridian Corp. (a)  2,209,700  93,360
Citrix Systems, Inc. (a)  541,500  23,758
Computer Learning Centers, Inc.   17,300  727
Computer Sciences Corp. (a)  153,000  11,035
DST Systems, Inc.   828,100  27,586
ECI Telecom Ltd.   443,900  13,206
Electronic Arts, Inc. (a)  121,600  4,089
Electronics for Imaging, Inc.   54,500  2,575
Engineering Animation, Inc. (a)(d)  320,200  10,807
Equifax, Inc.   1,339,600  49,816
First Data Corp.   1,507,000  66,214
GT Interactive Software, Inc. (a)  650,100  7,720
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
HBO & Co.   103,100 $ 7,101
Keane, Inc. (a)  533,400  27,737
Maxis, Inc. (a)  283,500  3,402
McAfee Associates, Inc. (a)  333,800  21,071
Metro Information Services, Inc.   26,900  531
Microsoft Corp. (a)  1,818,200  229,775
Netscape Communications Corp. (a)  107,600  3,450
New Era of Networks, Inc.   290,600  4,795
Ontrack Data International, Inc.   31,400  722
Open Market, Inc. (a)  422,400  5,597
Oracle Systems Corp. (a)  37,600  1,894
Paychex, Inc.   93,750  3,563
RWD Technologies, Inc.   29,700  512
Radiant Systems, Inc.   38,200  797
Saville Systems Ireland PLC sponsored ADR (a)  164,900  8,575
Scopus Technology, Inc. (a)  225,700  5,050
Simulation Sciences, Inc.   69,800  1,064
Symantec Corp. (a)  57,100  1,113
USCS International, Inc. (a)  191,000  6,255
Visio Corp. (a)  82,400  5,809
  866,673
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Apex PC Solutions, Inc.   22,400  443
Bay Networks, Inc. (a)  44,800  1,190
Bell & Howell Co. (a)  154,200  4,751
Compaq Computer Corp. (a)  1,300,300  129,055
Comverse Technology, Inc. (a)  127,800  6,646
Creative Technology Corp. Ltd. (a)  321,800  5,471
Data General Corp. (a)  474,000  12,324
Dell Computer Corp. (a)  937,600  110,109
Diebold, Inc.   107,600  4,196
EMC Corp. (a)  3,675,600  143,348
International Business Machines Corp.   422,600  38,113
Kronos, Inc. (a)(d)  568,500  15,634
Pitney Bowes, Inc.   1,059,900  73,663
Procom Technology, Inc.   396,300  4,260
Quantum Corp. (a)  1,269,800  25,793
Seagate Technology (a)  4,500  158
Stratus Computer, Inc. (a)  242,900  12,145
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Sun Microsystems, Inc. (a)  334,500 $ 12,450
Symbol Technologies, Inc.   1,214,800  40,848
  640,597
ELECTRONIC INSTRUMENTS - 1.1%
Applied Materials, Inc. (a)  806,100  57,081
KLA Instruments Corp. (a)  276,100  13,460
Novellus Systems, Inc.   1,200  104
Perkin-Elmer Corp.   1,249,100  99,382
Tektronix, Inc.   242,000  14,520
Teradyne, Inc. (a)  441,100  17,313
Thermo Electron Corp. (a)  1,925,300  65,460
Thermoquest Corp. (a)  50,400  781
Waters Corp. (a)  995,700  35,721
  303,822
ELECTRONICS - 3.1%
Altera Corp. (a)  811,000  40,955
Analog Devices, Inc. (a)  130,600  3,469
DII Group, Inc.   80,700  3,551
Etec Systems, Inc. (a)  42,600  1,826
Intel Corp.   776,400  110,103
KEMET Corp. (a)  140,000  3,483
Kent Electronics Corp. (a)  65,900  2,418
Lattice Semiconductor Corp. (a)  460,400  26,013
Linear Technology Corp.   275,300  14,247
MRV Communications, Inc. (a)  107,600  3,174
Maxim Integrated Products, Inc. (a)  461,800  26,265
Microchip Technology, Inc. (a)  267,850  7,969
Micron Technology, Inc.  2,265,100  90,462
Motorola, Inc.   1,055,700  80,233
National Semiconductor Corp. (a)  1,881,700  57,627
PMC-Sierra, Inc. (a)  305,300  8,014
Photronics, Inc. (a)  71,900  3,433
SGS Thomson Microelectronics NV  64,800  5,184
Sanmina Corp. (a)  47,100  2,991
Semtech Corp. (a)(d)  456,850  16,675
Solectron Corp. (a)  169,700  11,879
Sterling Commerce, Inc.   81,200  2,669
Storage Technology Corp. (a)  618,500  27,523
Texas Instruments, Inc.   3,358,200  282,299
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Vishay Intertechnology, Inc.   725 $ 21
Vitesse Semiconductor Corp. (a)  292,300  9,555
Zero Corp. (d)  652,000  17,115
  859,153
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   1,099,000  60,995
TOTAL TECHNOLOGY   3,865,490
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
Comair Holdings, Inc.   118,400  3,279
Continental Airlines, Inc. Class B (a)  1,492,700  52,151
Delta Air Lines, Inc.   298,500  24,477
Ryanair Holdings PLC sponsored ADR  115,400  3,130
Viad Corp.   375,700  7,232
  90,269
RAILROADS - 0.3%
Bombardier, Inc. Class B  647,800  14,686
CSX Corp.   223,600  12,410
Canadian Pacific Ltd.   23,100  658
Canadian National Railway Co.   152,400  6,645
Wisconsin Central Transportation Corp. (a)  1,326,100  49,397
  83,796
TRUCKING & FREIGHT - 0.5%
Air Express International Corp.   68,000  2,702
Airborne Freight Corp.   12,500  523
CNF Transportation, Inc.   1,478,200  47,672
Expeditors International of Washington, Inc.   327,100  9,281
Roadway Express, Inc.  193,600  4,525
Swift Transportation Co., Inc. (a)  380,700  11,231
USFreightways Corp.   865,000  22,382
Werner Enterprises, Inc.   31,100  603
XTRA Corp.   40,000  1,758
Yellow Corp. (a)  1,112,000  24,881
  125,558
TOTAL TRANSPORTATION   299,623
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 2.9%
CELLULAR - 0.3%
Mobile Telecommunications Technologies, Inc. (a) 1,195,800 $ 17,115 Vodafone Group PLC sponsored ADR 1,122,900 54,390
  71,505
ELECTRIC UTILITY - 0.5%
Edison International  2,934,600  72,998
Korea Electric Power Corp.   57,640  1,720
National Grid Co. PLC  14,349,400  52,433
Ogden Corp.   80,700  1,755
  128,906
GAS - 0.2%
El Paso Natural Gas Co.   723,600  39,799
Enron Corp.   363,100  14,819
Sonat, Inc.   282,100  14,458
  69,076
TELEPHONE SERVICES - 1.9%
Brooks Fiber Properties, Inc. (a)  1,094,300  36,934
Cable & Wireless PLC Ord.   5,837,800  53,450
Cincinnati Bell, Inc.   234,900  7,399
Excel Communication, Inc.   174,200  5,008
MCI Communications Corp.   1,769,300  67,731
McLeodUSA, Inc.   1,164,800  39,312
Qwest Communications International, Inc.   389,000  10,600
Sprint Corp.   49,400  2,600
STAR Telecommunications, Inc.   428,600  5,679
Tel-Save Holdings, Inc. (a)  22,400  342
Telco Communications Group, Inc.   343,100  11,151
Teleport Communications Group, Inc. Class A (a)  887,300  30,279
US WEST Media Group (a)  940,600  19,047
WorldCom, Inc. (a)  7,963,700  254,838
  544,370
TOTAL UTILITIES   813,857
TOTAL COMMON STOCKS
(Cost $19,979,967)   25,506,223
PREFERRED STOCKS - 0.9%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.3%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust, Series A, $3.25  1,058,300 $ 57,280
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   73,500  20,948
TOTAL CONVERTIBLE PREFERRED STOCKS   78,228
NONCONVERTIBLE PREFERRED STOCKS - 0.6%
TECHNOLOGY - 0.2%
COMPUTER SERVICES & SOFTWARE - 0.2%
SAP AG  256,200  52,840
UTILITIES - 0.4%
TELEPHONE SERVICES - 0.4%
Stet (Societa Finanziaria Telefonica) Spa  12,765,500  44,235
Telecom Italia Mobile Spa de Risp  37,958,900  67,377
  111,612
TOTAL NONCONVERTIBLE PREFERRED STOCKS   164,452
TOTAL PREFERRED STOCKS
(Cost $224,756)   242,680
CORPORATE BONDS - 0.1%
 MOODY'S PRINCIPAL AMOUNT VALUE (NOTE 1)
 RATINGS (C) (000S) (000S)
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
NovaCare, Inc. 5 1/2%, 1/15/00  B1 $ 15,450 $ 14,523
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Home Shopping Network, Inc.
5 7/8%, 3/1/06 (e)  B-  4,152  5,325
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
National Semiconductor Corp.
6 1/2%, 10/1/02 (e)  Ba2  12,640  13,035
TOTAL CORPORATE BONDS
(Cost $28,713)   32,883
U.S. TREASURY OBLIGATIONS - 1.2%
7 5/8%, 2/15/25  Aaa  260,110  284,821
6 3/4%, 8/15/26  Aaa  44,000  43,546
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $335,557)   328,367
CASH EQUIVALENTS - 6.4%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account dated 6/30/97 due 7/1/97:
 at 5 7/8%  $ 12,036  12,034
  at 5.93%   21,313  21,309
 SHARES
Taxable Central Cash Fund (b)   1,761,666,294  1,761,666
TOTAL CASH EQUIVALENTS
(Cost $1,795,009)   1,795,009
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $22,364,002)  $ 27,905,162
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Affiliated company (see Note 8 of Notes to Financial Statements).
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $44,922,000 or 0.2% of net assets.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Grand Palais
 Management Co., LP 7/24/96 $ --
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  83.6%
Netherlands   4.2
United Kingdom  2.5
Canada  2.2
Switzerland  1.5
France  1.4
Bermuda  1.1
Others (individually less than 1%)  3.5
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $22,382,099,000. Net unrealized appreciation aggregated $5,523,063,000, of which $5,802,295,000 related to appreciated investment securities and $279,232,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                              $ 27,905,162
agreements of $33,343) (cost $22,364,002) - See
accompanying schedule

Receivable for investments sold                                                        505,563

Receivable for fund shares sold                                                        66,104

Dividends receivable                                                                   26,465

Interest receivable                                                                    17,406

Other receivables                                                                      755

 TOTAL ASSETS                                                                          28,521,455

LIABILITIES

Payable to custodian bank                                                  $ 495

Payable for investments purchased                                           347,287

Payable for fund shares redeemed                                            65,605

Accrued management fee                                                      10,881

Other payables and accrued expenses                                         5,241

Collateral on securities loaned, at value                                   499,124

 TOTAL LIABILITIES                                                                     928,633

NET ASSETS                                                                            $ 27,592,822

Net Assets consist of:

Paid in capital                                                                       $ 20,828,368

Undistributed net investment income                                                    146,469

Accumulated undistributed net realized gain (loss) on                                  1,076,867
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          5,541,118
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 598,406 shares outstanding                                            $ 27,592,822

NET ASSET VALUE and redemption price per                                               $46.11
share ($27,592,822 (divided by) 598,406 shares)

Maximum offering price per share (100/97.00 of $46.11)                                 $47.54


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                               $ 150,776
Dividends (including $4,710 received from
affiliated issuers)

Interest (including income on securities loaned of $55)                          84,238

 TOTAL INCOME                                                                    235,014

EXPENSES

Management fee                                                     $ 76,501
Basic fee

 Performance adjustment                                             (14,516)

Transfer agent fees                                                 26,689

Accounting and security lending fees                                511

Non-interested trustees' compensation                               57

Custodian fees and expenses                                         826

Registration fees                                                   859

Audit                                                               113

Legal                                                               40

Interest                                                            3

Miscellaneous                                                       45

 Total expenses before reductions                                   91,128

 Expense reductions                                                 (5,024)      86,104

NET INVESTMENT INCOME                                                            148,910

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of                  1,156,838
$55,485
 on sales of investments in affiliated issuers)

 Foreign currency transactions                                      (164)        1,156,674

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              1,458,463

 Assets and liabilities in foreign currencies                       (39)         1,458,424

NET GAIN (LOSS)                                                                  2,615,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 2,764,008
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS      YEAR ENDED
                                                          ENDED           DECEMBER 31,
                                                          JUNE 30, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 148,910       $ 247,680
Net investment income

 Net realized gain (loss)                                  1,156,674       1,301,229

 Change in net unrealized appreciation (depreciation)      1,458,424       2,377,237

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,764,008       3,926,146
FROM OPERATIONS

Distributions to shareholders                              -               (205,408)
From net investment income

 From net realized gain                                    (413,188)       (1,597,799)

 TOTAL DISTRIBUTIONS                                       (413,188)       (1,803,207)

Share transactions                                         4,471,326       9,573,613
Net proceeds from sales of shares

 Reinvestment of distributions                             407,672         1,776,511

 Cost of shares redeemed                                   (3,465,820)     (4,502,101)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,413,178       6,848,023
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,763,998       8,970,962

NET ASSETS

 Beginning of period                                       23,828,824      14,857,862

 End of period (including undistributed net investment    $ 27,592,822    $ 23,828,824
income of $146,469 and $40,761, respectively)

OTHER INFORMATION
Shares

 Sold                                                      104,200         242,915

 Issued in reinvestment of distributions                   9,583           44,832

 Redeemed                                                  (80,749)        (113,133)

 Net increase (decrease)                                   33,034          174,614






FINANCIAL HIGHLIGHTS
                                    SIX MONTHS      YEARS ENDED DECEMBER 31,
                                         ENDED
                                 JUNE 30, 1997

                                    (UNAUDITED)     1996     1995        1994      1993 E     1992
SELECTED PER-SHARE DATA

Net asset value,                        $ 42.15    $ 38.02    $ 30.28    $ 30.84   $ 27.47   $ 25.60
beginning of period

Income from Investment
Operations

 Net investment                         .25 D      .46        .03        .06       .14       .32 D
income

 Net realized and                        4.42       7.50       10.93      (.40)     5.66      3.67
 unrealized gain
(loss)

 Total from investment                   4.67       7.96       10.96      (.34)     5.80      3.99
 operations



Less Distributions                       -          (.38)      (.09)      -         (.11)     (.20)
From net investment
 income

 In excess of net                        -          -          -          -         (.07)     -
 investment income

 From net realized                       (.71)      (3.45)     (3.13)     (.22)     (2.25)    (1.92)
gain

 Total distributions                     (.71)      (3.83)     (3.22)     (.22)     (2.43)    (2.12)

Net asset value, end                     $ 46.11    $ 42.15    $ 38.02    $ 30.28   $ 30.84   $ 27.47
of period

TOTAL RETURN B, C                        11.22%     21.94%     36.28%     (1.12)    21.43%    15.89
                                                                          %                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of                        $ 27,593   $ 23,829   $ 14,858   $ 8,694   $ 6,208   $ 1,986
period (in millions)

Ratio of expenses to                     .72% A     .83%       .98%       1.03%     1.08%     .87
average net assets                                                                            %

Ratio of expenses to                     .68% A     .79%       .96%       1.00%     1.06%     .87
average net assets                       , F        F          F          F         F         %
after expense
reductions

Ratio of net investment                   1.18% A    1.28%      .44%       .59%      .46%      1.19
income to average                                                                              %
net assets

Portfolio turnover rate                   165% A     159%       223%       235%      255%      297
                                                                                               %

Average commission                        $ .0346    $ .0358
rate G

A ANNUALIZED B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE
PERIOD. E  EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT
OF POSITION 93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT
INCOME PER SHARE MAY REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F  FMR
OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED
A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). G  FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, options transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $20,480,350,000 and $19,328,236,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $763,523,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $5,324,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6,415,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $478,785,000 and $499,124,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $9,981,000 and $8,389,500, respectively. The weighted average interest rate was 5.56%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $4,428,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $586,000, respectively, under these arrangements.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND
AFFILIATE COST COST INCOME VALUE
American Exploration Co.  $ - $ - $ - $ -
APAC Teleservices, Inc.   55,177  6,793  -  86,061
Applied Magnetics Corp.   -  2,916  -  -
Bedford Property Investors, Inc.   5,993  2,298  397  13,912
Big Flower Press Holdings, Inc.   33,900  -  -  35,136
BJ Services Co.   -  1,393  -  -
Budget Group, Inc. Class A   4,513  1,255  -  32,340
Cambrex Corp.   5,830  -  33  31,766
Camco International, Inc.   -  11,971  200  -
Cato Corp. Class A   -  7,804  36  -
Charming Shoppes, Inc.   3,245  -  -  55,003
Cooper Cameron Corp.   -  -  -  -
Consolidated Cigar Holdings, Inc.
 Class A   13,357  -  -  24,143
Cross-Continent Auto Retailers, Inc.   1,474  213  -  -
Dominick's Supermarkets, Inc.   12,226  -  -  37,712
Education Management Corp.   -  -  -  -
Engineering Animation, Inc.   9,577  270  -  10,807
ENSCO International, Inc.   17,355  63,959  -  221,930
Franco-Nevada Mining Corp.   1,992  -  935  100,586
Golf Trust of America, Inc.   6,258  1,250  65  10,655
Goody's Family Clothing   2,915  4,098  -  38,826
Integrated Health Services, Inc.   14,965  -  -  64,838
Kaydon Corp.   -  3,831  144  51,218
Kronos, Inc.   -  5,713  -  15,634
Mazel Stores, Inc.   -  -  -  -
Midway Games, Inc.   -  -  -  -
Nabors Industries, Inc.   -  17,944  -  -
National-Oilwell, Inc.   -  -  -  -
New Holland NV   10,049  3,938  1,303  77,748
Newfield Exploration Co.   1,062  13,145  -  37,726
O'Gara Co.   -  -  -  -
8. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND
AFFILIATE COST COST INCOME VALUE
Ontrack Data International, Inc.  $ - $ - $ - $ -
Pogo Producing Co.   -  9,170  86  -
Procom Technology, Inc.   -  -  -  -
Quality Food Centers, Inc.   8,922  -  -  47,489
Richfood Holdings, Inc. Class A   1,471  8,699  191  76,504
SPX Corp.   -  4,383  111  62,492
Security-Connecticut Corp.   12,078  -  445  34,139
Semtech Corp.   6,292  -  -  16,675
Silgan Holdings, Inc.   3,646  411  -  12,617
Smartalk Teleservices, Inc.   -  2,341  -  -
Smedvig AS   4,935  7,785  -  -
Smith International, Inc.   5,889  20,931  -  193,252
Snyder Communications, Inc.   -  -  -  -
Starwood Lodging Trust combined
 certificate (SBI)   4,869  -  702  102,284
Sunrise Assisted Living, Inc.   3,447  -  -  36,715
Swisher International Group, Inc.   368  242  -  9,751
Telespectrum Worldwide, Inc.   4,219  3,643  -  -
Tongkah Holdings BHD   -  -  -  18,304
United Auto Group, Inc.   1,518  553  -  -
United Meridian Corp.   -  23,635  -  -
Varco International, Inc.   -  4,973  -  -
Vintage Petroleum, Inc.   -  -  24  -
Zero Corp.   1,610  795  38  17,115
TOTALS  $ 259,152 $ 236,352 $ 4,710 $ 1,573,378
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
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fund activity.
4
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5
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*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
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research and analysis tools . . . all on your desktop. Call Fidelity at
1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Will Danoff, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE